CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss	$ (5,945)	$ (15,394)	$ (17,386)	$ (14,856)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	719	757	1,002	2,066
Warrant expense			0	107
Other derivative expense	565	0
Common stock issued for services	89	0	114	54
Gain on payroll tax settlement			0	(2,263)
Loss on extinguishment of debt	0	12,551	12,513	5,620
Loss on disposal of equipment	131	62	62	0
Equity in (income) losses of joint ventures	(14)	386	389	74
Change in fair value of derivative liabilities	(1,100)	(3,963)	(3,936)	293
Non-cash interest added to debt	113	245	245	941
Series B Preferred Convertible Stock and warrants issued for note holder settlement expenses			0	534
Purchase of treasury stock			0	(18)
Depreciation	81	57	89	52
Amortization of discount on convertible debt	134	592	687	2,243
Increase (decrease) in cash arising from changes in assets and liabilities:
Accounts receivable	2,885	816	(3,185)	(1,036)
Costs in excess of billings	(383)	(329)	(132)	0
Inventories	(118)	(69)	(102)	9
Deposits	(183)	0
Other current assets	248	(854)	(307)	(84)
Accounts payable	(434)	1,098	1,918	(90)
Billings in excess of costs	(1,793)	1,354	3,251	1,482
Other current liabilities	(8)	(1,023)	(1,303)	(707)
Other long-term liabilities	(74)	42	(20)	(49)
Net cash used in operating activities	(5,087)	(3,672)	(6,101)	(5,628)
Investing Activities:
Investment in joint ventures	(101)	(400)	(400)	(61)
Purchases of property and equipment	(134)	(127)	(135)	(371)
Net cash used in investing activities	(235)	(527)	(535)	(432)
Financing Activities:
Proceeds from exercise of common stock warrants, net of issuance costs of $38	498	0	0	4,625
Proceeds from issuance of common stock and warrants, net of issuance costs of $265	2,296	0	2,436	0
Proceeds from issuance of short-term borrowings	0	4,510	5,760	4,625
Payments on convertible debt	0	(2,803)	(2,803)	0
Net cash provided by financing activities	2,794	1,707	5,393	9,250
Net change in cash	(2,528)	(2,492)	(1,243)	3,190
Cash, beginning of period	3,056	4,299	4,299	1,109
Cash, end of period	528	1,807	3,056	4,299
Cash paid for interest	0	136
Supplemental schedule of non-cash financing activities:
Accrued interest added to debt	23	153	153	323
Conversion and tender of convertible debt and accrued interest to Series B Convertible Preferred Stock warrants	0	14,138	14,138	1,900
Conversion of convertible notes and accrued interest to common stock			0	433
Tender of Roenigk 2007 and 2008 Convertible Promissory Notes in exchange for Roenigk 2012 Convertible Promissory Note	1,877	0
Debt premium recognized on convertible debt	$ 0	$ (131)	$ (131)	$ 3,053